Commitments - Summary of Minimum Lease Commitments (Detail) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
2018		$ 453
2019	$ 531	523
2020	541	534
2021	434	437
2022	436	436
2023		355
2024		34
Total	$ 2,450	$ 2,772